LEASES (Tables)	6 Months Ended
Jun. 30, 2026
LEASES
Schedule of supplemental information related to operating leases

	Six Months Ended June 30,
	2025		2026
Lease cost:
Operating fixed lease cost	1,990		1,957
Finance lease cost
— Amortization of ROU assets	48		57
— Interest on lease liabilities	65		66
Variable lease cost	114		134
Total lease cost	2,217		2,214

Other information:
Weighted average remaining lease term
Operating leases	14	years	13	years
Finance leases	26	years	25	years
Weighted average discount rate
Operating leases	5.68%		5.42%
Finance leases	4.30%		4.31%

Schedule of maturities of operating and finance lease liabilities

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2026	2,210	93
2027	3,625	188
2028	3,458	191
2029	3,292	193
2030	3,099	193
Thereafter	21,736	4,126

Total minimum lease payments	37,420	4,984

Less: amount representing interest	10,405	1,991

Present value of minimum lease payments	27,015	2,993

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2025	2026
Cash paid for amounts included in the measurement of operating lease liabilities	2,108	1,991
Cash paid for amounts included in the measurement of finance lease liabilities	92	95
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	406	1,086